Commitments (Tables)	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels
(a)	As of June 30, 2013, based on the contractual delivery dates, the outstanding commitments for the purchase of additional vessels and installment payments for vessels under construction is as follows:

Remainder of 2013	$44,380
2014	418,640
2015	235,380

$698,400

Schedule of Future Minimum Revenues to be Received on Committed Agreements
(b)	As of June 30, 2013, the minimum future revenues to be received on committed time charter party agreements and interest income from sales-type capital leases are approximately:

Remainder of 2013	$334,922
2014	693,794
2015	743,864
2016	706,349
2017	636,481
Thereafter	3,041,855

$6,157,265

The minimum future revenues are based on 100% utilization, relate to committed time charter party agreements in effect at June 30, 2013 and assume no renewals or extensions.

Schedule of Commitment Under Operating Leases
(c)	As of June 30, 2013, the commitment under operating leases is as follows:

Remainder of 2013	$3,403
2014	6,882
2015	6,893
2016	6,911
2017	6,969
Thereafter	24,088

$55,146